UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $113,586 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1348    42850 SH       SOLE                                      42850
ALTRIA GROUP INC               COM              02209S103     1728    65443 SH       SOLE                                      65443
AMAZON COM INC                 COM              023135106     5230    25575 SH       SOLE                                      25575
APPLE INC                      COM              037833100     7676    22868 SH       SOLE                                      22868
CATERPILLAR INC DEL            COM              149123101     2953    27740 SH       SOLE                                      27740
CHEVRON CORP                   COM              166764100     4840    47065 SH       SOLE                                      47065
CISCO SYSTEMS INC              COM              17275R102     2929   187631 SH       SOLE                                     187631
COCA-COLA CO                   COM              191216100     1004    14925 SH       SOLE                                      14925
CORNING INC                    COM              219350105     6599   363554 SH       SOLE                                     363554
DEERE & CO                     COM              244199105     2965    35962 SH       SOLE                                      35962
ELMIRA SAVINGS BANK            COM              289660102     2760   162457 SH       SOLE                                     162457
EMC CORP                       COM              268648102     3079   111776 SH       SOLE                                     111776
EQUINIX INC                    COM              29444U502     1202    11900 SH       SOLE                                      11900
EXXON MOBIL CORP               COM              30231G102     3642    44749 SH       SOLE                                      44749
GENERAL ELECTRIC CO            COM              369604103     5426   287710 SH       SOLE                                     287710
GOLDMAN SACHS GROUP INC        COM              38141G104     2277    17110 SH       SOLE                                      17110
INTEL CORP                     COM              458140100     3583   161710 SH       SOLE                                     161710
INTL BUSINESS MACHINES         COM              459200101     2525    14719 SH       SOLE                                      14719
INTUITIVE SURGICAL             COM              46120E602     6234    16752 SH       SOLE                                      16752
JOHNSON & JOHNSON              COM              478160104     1070    16078 SH       SOLE                                      16078
KENNAMETAL INC.                COM              489170100      496    11750 SH       SOLE                                      11750
KRAFT FOODS INC                COM              50075N104      628    17812 SH       SOLE                                      17812
MCDERMOTT INTL INC             COM              580037109     3337   168465 SH       SOLE                                     168465
MEDTRONIC INC                  COM              585055106     2796    72576 SH       SOLE                                      72576
MICRON TECHNOLOGY INC          COM              595112103     1657   221475 SH       SOLE                                     221475
MICROSOFT CORP                 COM              594918104     2493    95874 SH       SOLE                                      95874
OVERSEAS SHIPHOLDING GROUP     COM              690368105     1680    62350 SH       SOLE                                      62350
PEPSICO INC                    COM              713448108     1175    16681 SH       SOLE                                      16681
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1827    27360 SH       SOLE                                      27360
QUALCOMM INC                   COM              747525103     1225    21575 SH       SOLE                                      21575
ROYAL DUTCH SHELL B ADR        COM              780259107      865    12049 SH       SOLE                                      12049
SCHLUMBERGER LTD               COM              806857108     1954    22615 SH       SOLE                                      22615
TARGET CORP                    COM              87612E106      323     6875 SH       SOLE                                       6875
UNION PACIFIC CORP             COM              907818108     2393    22925 SH       SOLE                                      22925
UNITED TECHNOLOGIES            COM              913017109     2151    24300 SH       SOLE                                      24300
VALERO ENERGY CORP             COM              91913Y100     2527    98836 SH       SOLE                                      98836
VERIZON COMMUNICATIONS         COM              92343V104     3793   101887 SH       SOLE                                     101887
ZIMMER HOLDINGS, INC           COM              98956P102     2980    47145 SH       SOLE                                      47145
ISHARES MSCI AUSTRALIA INDEX F                  464286103     1576    60500 SH       SOLE                                      60500
ISHARES MSCI BRAZIL INDEX FUND                  464286400     1167    15905 SH       SOLE                                      15905
ISHARES NASDAQ BIOTECH INDX                     464287556     4033    37810 SH       SOLE                                      37810
UTILITIES SELECT SECTOR SPDR                    81369Y886      965    28810 SH       SOLE                                      28810
PROSHARES ULTRASHORT LEHMAN 20                  74347r297     1709    49530 SH       SOLE                                      49530
ISHARES TR COMEX GOLD                           464285105      766    52355 SH       SOLE                                      52355